united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number: 811-23373

Exchange Place Advisors Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)     (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Fort Pitt Capital Total Return Fund (FPCGX)	April 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT www.fortpittcapitalfunds.com

This Semi-Annual Shareholder Report contains important information about Fort Pitt Capital Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.fortpittcapitalfunds.com/. You can also request this information by contacting us at 1-866-688-8775. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fort Pitt Capital Total Return Fund	$52	1.00%
KEY FUND STATISTICS (as of Period End)
Net Assets	$63,271,455
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$152,220
Portfolio Turnover	11%
What did the Fund invest in?
Sector Weighting (% of net assets)
Technology	34.2%
Financials	20.6%
Industrials	19.1%
Health Care	7.6%
Communications	7.3%
Consumer Discretionary	6.3%
Materials	2.4%
Consumer Staples	2.0%
Money Market Funds	0.5%
Other Assets in Excess of Liabilities	0.1%
Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	9.0%
Alphabet, Inc., Class A	7.3%
Lam Research Corp.	7.0%
Broadcom, Inc.	6.9%
Keysight Technologies, Inc.	6.1%
Parker-Hannifin Corp.	5.8%
Microsoft Corp.	5.7%
Apollo Asset Management, Inc., Class A	4.6%
Arthur J. Gallagher & Co.	3.6%
PNC Financial Services Group, Inc. (The)	3.6%
MATERIAL FUND CHANGES

This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available upon request at 1-866-688-8775 or on the Fund’s website at https://www.fortpittcapitalfunds.com.

Beginning on January 1, 2026 (the “Closing Date”), following an internal restructuring (the “Transaction”), Focus Partners Wealth, LLC (“Focus Wealth” or the “Advisor”) began serving as the Fund’s investment adviser. Prior to January 1, 2026, Kovitz Investment Group Partners, LLC (“Kovitz”) served as the Fund’s investment adviser. Focus Financial Partners, Inc. is the ultimate parent company of Focus Wealth and Kovitz. Focus Wealth was under common control with Kovitz and the portfolio manager of the Fund did not change. The Fund’s investment objective, policies, risks, principal or non-principal strategies, fundamental or non-fundamental investment restrictions also did not change as a result of the Transaction. As a result of the Transaction, the investment advisory agreement between Exchange Place Advisors Trust (the “Trust”) and Kovitz with respect to the Fund was terminated as of the Closing Date.

At a meeting held on December 9-10, 2025, the Board of Trustees of the Trust (the “Board”) approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund, which operated as an open-end mutual fund, into Kovitz Core Equity ETF (the “Acquiring Fund”), a series of Valued Advisers Trust, which is also advised by Focus Wealth and that operates as an exchange-traded fund (the “Reorganization”). At a special Shareholder Meeting held on April 14, 2026, Fund shareholders of record as of the close of business on December 10, 2025, voted to approve the Plan. Pursuant to the Plan, the Fund transferred substantially all of its assets and all of its liabilities to the Acquiring Fund in exchange for newly issued common shares of the Acquiring Fund. The Reorganization was completed as of close of business on May 15, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://www.fortpittcapitalfunds.com/. Information about the Fund’s proxy voting records is available by calling 1-866-688-8775.

TSR-SAR 043026-FPCGX
(b)	Not Applicable

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

SEMI-ANNUAL FINANCIAL

STATEMENTS

& OTHER INFORMATION

April 30, 2026

FORT PITT CAPITAL TOTAL RETURN FUND

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

www.fortpittcapitalfunds.com

Fort Pitt Capital Total Return Fund

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.45%
Communications — 7.28%
Alphabet, Inc., Class A	11,972	$4,606,826

Consumer Discretionary — 6.33%
Amazon.com, Inc.(a)	7,770	2,059,516
Builders FirstSource, Inc.(a)	7,883	623,466
Lowe’s Companies, Inc.	5,549	1,325,046
		4,008,028
Consumer Staples — 2.02%
PepsiCo, Inc.	8,056	1,276,795

Financials — 20.60%
Apollo Asset Management, Inc., Class A	22,460	2,891,052
Arthur J. Gallagher & Co.	11,175	2,306,520
Blackstone, Inc., Class A	12,754	1,601,647
Intercontinental Exchange, Inc.	11,678	1,846,175
PNC Financial Services Group, Inc. (The)	10,288	2,294,224
Visa, Inc., Class A	6,349	2,094,154
		13,033,772
Health Care — 7.57%
Abbott Laboratories	21,169	1,921,934
Danaher Corp.	6,288	1,125,238
Thermo Fisher Scientific, Inc.	3,640	1,743,414
		4,790,586
Industrials — 19.07%
GXO Logistics, Inc.(a)	29,398	1,679,508
Keysight Technologies, Inc.(a)	11,030	3,859,507
Parker-Hannifin Corp.	4,055	3,687,698
RTX Corp.	9,741	1,715,098
Verisk Analytics, Inc.	6,096	1,124,651
		12,066,462
Materials — 2.40%
Carlisle Companies, Inc.	4,271	1,517,315

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Technology — 34.18%
Accenture PLC, Class A	6,543	$1,169,300
Advanced Micro Devices, Inc.(a)	16,081	5,700,553
Apple, Inc.	3,840	1,041,984
Broadcom, Inc.	10,508	4,386,354
Lam Research Corp.	17,100	4,409,406
Microsoft Corp.	8,833	3,601,921
Zebra Technologies Corp., Class A(a)	5,806	1,313,666
		21,623,184
Total Common Stocks (Cost $29,475,795)		62,922,968

MONEY MARKET FUNDS — 0.46%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(b)	292,201	292,201
Total Money Market Funds (Cost $292,201)		292,201

Total Investments — 99.91% (Cost $29,767,996)		63,215,169
Other Assets in Excess of Liabilities — 0.09%		56,286
NET ASSETS — 100.00%		$63,271,455

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $29,767,996)	$63,215,169
Receivable for fund shares sold	1,425
Dividends and interest receivable	49,647
Prepaid expenses	107,228
Total Assets	63,373,469
Liabilities
Due to adviser	47,306
Administration and fund accounting fees	12,418
Audit fees	8,932
Transfer agent fees and expenses	23,382
Shareholder reporting fees	5,332
Trustee fees and expenses	1,052
Chief Compliance Officer fee	1,956
Custody fees	1,349
Other accrued expenses	287
Total Liabilities	102,014
Net Assets	$63,271,455
Components of Net Assets:
Paid-in capital	$22,476,203
Accumulated earnings	40,795,252
Total Net Assets	$63,271,455
Shares outstanding (unlimited number of shares authorized, par value $0.01)	2,381,894
Net Asset Value, Redemption Price and Offering Price Per Share	$26.56

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Statement of Operations

For the Six Months Ended April 30, 2026 (Unaudited)

Investment Income
Dividend income	$315,979
Total investment income	315,979
Expenses
Advisory fees (Note 4)	231,356
Administration and fund accounting fees (Note 4)	38,753
Registration fees	21,624
Transfer agent fees and expenses (Note 4)	28,581
Chief Compliance Officer fees (Note 4)	12,248
Legal fees	11,321
Audit fees	9,314
Trustee fees and expenses	8,616
Custody fees (Note 4)	7,021
Shareholder reporting	4,959
Insurance expense	538
Miscellaneous expense	9,023
Total expenses	383,354
Less: fee waiver from Advisor (Note 4)	(79,136)
Net operating expenses	304,218
Net investment income	11,761
Net Realized Unrealized Gain (Loss) on Investments
Net realized gain on investments	7,308,851
Net change in unrealized depreciation on investments	(1,781,481)
Net realized and change in unrealized gain on investments	5,527,370
Net increase in net assets resulting from operations	$5,539,131

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$11,761	$14,953
Net realized gain on investments	7,308,851	11,483,809
Net change in unrealized appreciation (depreciation) on investments	(1,781,481)	(1,075,023)
Net increase in net assets resulting from operations	5,539,131	10,423,739
Distributions to Shareholders
Net dividends and distributions to shareholders	(11,491,158)	(10,545,723)
Total distributions	(11,491,158)	(10,545,723)
Capital Share Transactions
Proceeds from shares sold	356,090	1,085,526
Proceeds from shares issued in reinvestment of dividends	11,439,905	10,456,785
Cost of shares redeemed	(7,112,363)	(10,544,500)
Net increase in net assets resulting from capital transactions	4,683,632	997,811
Total Increase (Decrease) in Net Assets	(1,268,395)	875,827
Net Assets
Beginning of period	64,539,850	63,664,023
End of period	$63,271,455	$64,539,850
Changes in Shares Outstanding
Shares sold	13,772	41,412
Shares issued in reinvestment of dividends	463,717	417,770
Shares redeemed	(274,497)	(415,272)
Net increase (decrease) in Fund shares outstanding	202,992	43,910
Shares outstanding, beginning of period	2,178,902	2,134,992
Shares outstanding, end of period	2,381,894	2,178,902

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2026		For the Years Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$29.62		$29.82	$25.66	$26.81	$34.53	$25.06
Income from investment operations:
Net investment income	—	(a)	0.01	0.06	0.24	0.21	0.20
Net realized and unrealized gain/(loss) on investments	2.36		4.78	8.76	0.87	(5.59)	9.53
Total from investment operations	2.36		4.79	8.82	1.11	(5.38)	9.73
Less distributions to shareholders from:
Net investment income	(0.01)		(0.05)	(0.25)	(0.22)	(0.20)	(0.26)
Net realized gains	(5.41)		(4.94)	(4.41)	(2.04)	(2.14)	—
Total distributions	(5.42)		(4.99)	(4.66)	(2.26)	(2.34)	(0.26)
Redemption fees	—		—	—	—	—	— (a)
Net asset value, end of period	$26.56		$29.62	$29.82	$25.66	$26.81	$34.53
Total Return(b)	9.36	%(c)	19.14%	38.26%	4.07%	(16.87)%	39.00%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$63,271		$64,540	$63,664	$57,727	$64,601	$87,011
Ratio of net expenses to average net assets:
Before fee waivers	1.26	%(d)	1.25%	1.18%	1.17%	1.14%	1.15%
After fee waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.04%
Ratio of net investment income to average net assets:
Before fee waivers	(0.22	)%(d)	(0.23)%	0.03%	0.67%	0.53%	0.48%
After fee waivers	0.04	%(d)	0.03%	0.21%	0.84%	0.67%	0.59%
Portfolio turnover rate	11	%(c)	27%	14%	19%	14%	4%

(a)	Rounds to less than $0.005 per share.
(b)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements

April 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a diversified series of Exchange Place Advisors Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The amended and restated agreement and declaration of trust, dated June 24, 2024, permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of such series of funds currently authorized by the Board.

Beginning on November 1, 2024, following an internal restructuring, Kovitz Investment Group Partners, LLC (“Kovitz”) began serving as the Fund’s investment adviser. Prior to November 1, 2024, Fort Pitt Capital Group, LLC (“Fort Pitt Capital”), an affiliate of Kovitz, served as the Fund’s investment adviser. Focus Financial Partners, Inc. (“Focus”) is the ultimate parent company. The Fort Pitt Capital Group division is responsible for managing the investment of the Fund’s portfolio of securities. The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

Beginning on January 1, 2026 (the “Closing Date”), following an internal restructuring (the “Transaction”), Focus Partners Wealth, LLC (“Focus Wealth” or the “Advisor”) began serving as the Fund’s investment adviser. The Advisor and Kovitz are indirect, wholly-owned subsidiaries of Focus and the portfolio manager of the Fund did not change. The Fund’s investment objective, policies, risks, principal or non-principal strategies, fundamental or non-fundamental investment restrictions also did not change as a result of the Transaction. As a result of the Transaction, the investment advisory agreement between the Trust and Kovitz with respect to the Fund (the “Prior Advisory Agreement”) was terminated as of the Closing Date.

At the December 9-10, 2025, meeting of the Board (the “December 2025 Meeting”), the Board, comprised solely of Independent Trustees, unanimously voted to approve, and to recommend that shareholders approve, an investment advisory agreement between Focus Wealth and the Trust, on behalf of the Fund (the “New Advisory Agreement”), on substantially the same terms as the Prior Advisory Agreement. Under the New Advisory Agreement, Focus Wealth would provide investment advisory services to the Fund on the same terms and conditions and advisory fee rate as in the Prior Advisory Agreement. The New Advisory Agreement was submitted to the Fund’s shareholders for approval at the special meeting of the Fund’s shareholders held on April 14, 2026.

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Pending shareholder approval of the New Advisory Agreement, Focus Wealth acted as the investment adviser to the Fund pursuant to an interim advisory agreement pursuant to Rule 15a-4 under the 1940 Act between the Trust, on behalf of the Fund, and Focus Wealth (the “Interim Advisory Agreement”), which was also approved by the Board and that took effect on the Closing Date. The interim advisory agreement had substantially the same terms as the Advisory Agreement, except for the start and end date of the agreement and other provisions applicable to the Interim Advisory agreement as required under the 1940 Act.

At a special meeting held on April 14, 2026, Fund shareholders of record as of the close of business on December 10, 2025, voted to approve the New Advisory Agreement (See Note 8 in these Notes to Financial Statements).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the interim tax period since then, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund may utilize deemed dividends on redemptions accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from U.S. GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value (“NAV”)

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

per share. There were no reclassifications during the period ended April 30, 2026.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their annual distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Segment Reporting: The Fund has adopted FASB Accounting Standards Update 2023-07 (“ASU 2023-07”), Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its NAV per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their NAV per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

The Board has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2026:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$62,922,968	$—	$—	$62,922,968
Money Market Funds	292,201	—	—	292,201
Total	$63,215,169	$—	$—	$63,215,169

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kovitz provided the Fund with investment management services pursuant to the Prior Advisory Agreement between the Trust and Kovitz with respect to the Fund. Kovitz furnished all investment advice, office space, facilities, and provided most of the personnel needed by the Fund. As compensation for its services, Kovitz was entitled to a monthly fee at the annual rate of 0.76%, based upon the average daily net assets of the Fund. Pursuant to the New Advisory Agreement, effective April 14, 2026, Focus Wealth provided investment advisory services to the Fund on the same terms and conditions and advisory fee rate as those in the Prior Advisory Agreement. During the period, the Fund

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

incurred $80,116 in advisory fees payable to Kovitz for the period November 1, 2025 to December 31, 2025 and $151,240 in advisory fees payable to Focus Wealth for the period January 1, 2026 to April 30, 2026.

The Fund is responsible for its own operating expenses. Pursuant to the prior operating expenses limitation agreement (the “Prior Expenses Limitation Agreement”) between the Trust and Kovitz with respect to the Fund, Kovitz had agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets through at least February 28, 2027.

Pursuant to an interim operating expenses limitation agreement between the Trust and Focus Wealth with respect to the Fund, with terms substantially identical to the Prior Expenses Limitation Agreement, Focus Wealth agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets through the termination of the Interim Advisory Agreement. Beginning April 14, 2026, the date in which the interim operating expenses limitation agreement was terminated, pursuant to a new operating expenses limitation agreement between the Trust and Focus Wealth with respect to the Fund, with terms substantially identical to the Prior Expenses Limitation Agreement, Focus Wealth agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets.

Any such reduction made by Kovitz and Focus Wealth in their fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by Kovitz and Focus Wealth, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the period ended April 30, 2026, the Advisor reduced its fees in the amount of $79,136; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

corresponding dates:

Date	Amount
4/30/2029	$62,320	(a)

(a)	Any such reduction prior to reorganization or reassignment of the Advisory Agreement, as described in Note 1 of these Notes to Financial Statements, made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are no longer subject to reimbursement by the Fund to the Advisor.

Ultimus Fund Solutions, LLC (“Ultimus”) served as the Fund’s administrator, fund accountant and transfer agent for the period ended April 30, 2026. Ultimus maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2026, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Ultimus. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund incurred $10,503 of sub-transfer agent fees during the period ended April 30, 2026. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Ultimus Fund Distributors, LLC (the “Distributor”) acted as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,981,348 and $13,825,533, respectively. There were no purchases and sales of U.S. government securities during the period ended April 30, 2026.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024, was as follows:

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

	2025	2024
Distributions paid from:
Ordinary income	$235,594	$610,190
Long-term capital gains	10,310,129	9,190,173
Total distributions paid	$10,545,723	$9,800,363

As of October 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$29,302,222
Gross tax unrealized appreciation	35,449,638
Gross tax unrealized depreciation	(193,304)
Net tax unrealized appreciation(a)	$35,256,334
Undistributed ordinary income	10,366
Undistributed long-term capital gain	11,480,579
Total distributable earnings	$11,490,945
Total accumulated earnings/(losses)	$46,747,279

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s NAV and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

Sector Emphasis Risk: Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Financials Sector Risk: The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector can be adversely affected by environmental damages, product liability claims and exchange rates.

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Health Care Sector Risk: The performance of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.

Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Large Capitalization Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Capitalization Company Risk: Investing in small and medium capitalization companies can be riskier than investing in larger, more established companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. Securities of small-cap or medium-cap companies may trade less frequently and in smaller volumes than securities of larger

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

companies.

NOTE 8 – SUBSEQUENT EVENT

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure other than the following:

At the December 2025 Meeting, the Board approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund, which operated as an open-end mutual fund, into Kovitz Core Equity ETF (the “Acquiring Fund”), a series of Valued Advisers Trust, which is also advised by Focus Wealth and that operates as an exchange-traded fund (the “Reorganization”). At a special Shareholder Meeting held on April 14, 2026, Fund shareholders of record as of the close of business on December 10, 2025, voted to approve the Plan. Pursuant to the Plan, the Fund transferred substantially all of its assets and all of its liabilities to the Acquiring Fund in exchange for newly issued common shares of the Acquiring Fund. The Reorganization was completed as of close of business on May 15, 2026.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies

At a Special Shareholder Meeting held on April 14, 2026, Fund shareholders of record as of the close of business on December 10, 2025 voted to approve the following proposals:

Proposal 1: Approval of the Agreement and Plan of Reorganization by and among Fort Pitt Capital Total Return Fund, a series of Exchange Place Advisors Trust, and Kovitz Core Equity ETF, a series of Valued Advisers Trust.

	Shares Voted	Percentage of Outstanding Shares	Percentage of Total Voted
For	913,692	42.88%	83.47%
Against	164,415	7.72%	15.02%
Abstain	16,528	0.78%	1.51%

Proposal 2: Approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and Focus Partners Wealth, LLC.

	Shares Voted	Percentage of Outstanding Shares	Percentage of Total Voted
For	917,787	43.08%	83.84%
Against	169,049	7.93%	15.44%
Abstain	7,800	0.37%	0.71%

Shareholders were asked to approve the New Advisory Agreement in the event the Reorganization was not approved or not consummated in a timely manner. As required by Rule 15a-4 under the 1940 Act, shareholder approval of the New Advisory Agreement was also necessary to permit payment to the Advisor of the fees accrued under the Interim Advisory Agreement even if the Reorganization was separately approved. For additional information, see Note 1 in these Notes to Financial Statements.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Fort Pitt Capital Total Return Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested

Additional Information (Unaudited) (continued)

persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on December 9-10, 2025 (the “December 2025 Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve: (i) the interim investment advisory agreement (the “Interim Advisory Agreement”) and the new investment advisory agreement (the “New Advisory Agreement”) between Focus Partners Wealth, LLC (the “Adviser” or “Focus Partners Wealth”) and the Trust, on behalf of the Fort Pitt Capital Total Return Fund (the “Fund”). The New Advisory Agreement and the Interim Advisory Agreement with respect to the Fund are collectively referred to as the “New Agreements.”

The Board noted that consideration of approval of the New Agreements with respect to the Fund is necessary due to the anticipated termination of the prior investment advisory agreement (“Prior Advisory Agreement”) between the Trust and Kovitz Investment Group Partners, LLC (“Kovitz”), on behalf of the Fund, in connection with the anticipated internal restructuring of Kovitz (the “Transaction”).

Based on its evaluation of this information, the Board, comprised solely of Independent Trustees, unanimously approved (i) the Interim Advisory Agreement with respect to the Fund to remain in effect from the date of the closing of the Transaction until the earlier of (a) 150 days from the date of the termination of the Prior Advisory Agreement with respect to the Fund or (b) the date on which the New Advisory Agreement with respect to the Fund is approved by a majority of the outstanding voting securities of the Fund; and (ii) the New Advisory Agreement with respect to the Fund for an initial two-year period from the date on which the New Advisory Agreement is approved by a majority of the outstanding voting securities of the Fund.

Approval of Agreements

The Board, comprised solely of the Independent Trustees, considered the approval of the New Agreements at the December 2025 Meeting. In connection with the Board’s consideration of the New Agreements, the Board received written materials in advance of the December 2025 Meeting, which included information regarding:

●	The Transaction: information about the structure and material terms and conditions of the Transaction, including the expected impact, if any, on the business conducted by Kovitz and Focus Partners Wealth.

●	Impact of the Transaction: information regarding any changes to personnel and/or other resources of Kovitz and Focus Partners Wealth as a result of the Transaction.

●	Impact of the Transaction on the Fund and its Shareholders: (i) information regarding any potential benefits to the Fund as a result of the Transaction; (ii) a representation that the Fund would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Adviser intends to continue to manage the Fund in a manner consistent with its current investment objective and principal investment strategies until the Reorganization is completed; and (iv) the fact that the Adviser has represented that the Transaction relies on the safe harbor provided by Section 15(f) of the 1940 Act, therefore no “unfair burden” will be imposed upon the Fund as a result of the Transaction.

Additional Information (Unaudited) (continued)

With respect to the New Agreements, the Board considered: (i) a representation that, after the closing of the Transaction, the Fund would continue to be managed and advised by the same investment team and the same portfolio manager was expected to continue to manage the Fund until the Reorganization is completed; (ii) information regarding the terms of the New Agreements, including that such terms are substantially similar to those of the Prior Advisory Agreement (except for the date, term and, with respect to the Interim Advisory Agreement escrow provisions required by applicable regulations); (iii) information confirming that the fee rate payable under the New Agreements would be the same as compared to the rate under the Prior Advisory Agreement; (iv) assurances that the Transaction was not expected to cause any diminution with respect to the nature, extent and quality of any of the services formerly provided to the Fund by Kovitz as a result of the Transaction; and (v) that no other material changes to management or operations of Focus Partners Wealth were anticipated.

In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Fund and its shareholders in connection with the New Agreements at the December 2025 Meeting, the Board took into account information furnished at prior meetings of the Board, including at a Board meeting held on September 24-25, 2025 (the “September 2025 Meeting”), that was relevant to its consideration of the New Agreements, including certain performance, advisory fee and other expense information and discussions with the Fund’s portfolio manager, as well as such additional information it deemed relevant and appropriate in its judgment.

In connection with its consideration of the New Agreements, the Board requested and reviewed responses from Focus Partners Wealth to a Section 15(c) request as well as other information and data provided, including the New Advisory Agreement, Focus Partners Wealth’s ADV Part 1A, brochures and brochure supplements; profitability information; comparative information about the Fund’s performance for periods ended September 30, 2025; advisory fees and expense ratios, including the advisory fees of any comparable accounts, if any; and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by Kovitz during the course of the year, to evaluate the New Agreements, with respect to the Fund.

At the December 2025 Meeting, the Board met with representatives of Kovitz (who would also continue to work with Focus Partners Wealth) who made a presentation to, and responded to questions from, the Board with respect to the Transaction and the New Agreements. The Board reviewed and discussed the Adviser’s Section 15(c) response and discussed various questions and information with representatives of the Adviser at the Meeting. The Board also considered the materials and presentations by representatives of Kovitz and the Adviser provided at the September 2025 Meeting concerning the Transaction and the transition to Focus Partners Wealth and the New Agreements. Throughout the process, the Board had numerous opportunities to ask questions of, and request additional materials from, the Adviser and Kovitz. The Board met in executive sessions with independent counsel at which no representatives of management were present to consider the approval of the New Agreements with respect to the Fund. The Board noted that the information received and considered by the Board was both written and oral.

In determining whether to approve the New Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the New Agreements with respect

Additional Information (Unaudited) (continued)

to the Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the New Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the New Agreements and, throughout the evaluation process, the Board was assisted by independent counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the New Agreements is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the Fund’s advisory arrangements at prior meetings and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services proposed to be provided to the Fund by the Adviser. The Board considered, among other things, the terms of the New Agreements and the range of services proposed to be performed by the Adviser. The Board noted that the services to be provided include but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Board also considered the Adviser’s reputation, organizational structure, resources and overall financial strength, including economic and other support provided by affiliates of the Adviser, as applicable.

In addition, the Board considered the Adviser’s professional personnel who will provide services to the Fund, including the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the compliance program and compliance records and regulatory history of the Adviser. The Board noted the Adviser’s support of the Fund’s compliance control structure, including the resources that are to be devoted by the Adviser in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Adviser to address matters such as cybersecurity risks and to invest in business continuity planning. The Board also noted that it received and reviewed information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws.

The Board also considered the nature and extent of significant risks assumed by the Adviser in connection with the services to be provided to the Fund, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk which, among other things, can increase the Adviser’s cost of operations and introduce legal and administrative challenges with respect to management of the Fund.

With respect to the Interim Advisory Agreement with respect to the Fund, the Board also determined that the scope and quality of the services to be provided to the Fund under the Interim Advisory Agreement are at least equivalent to the scope and quality of services provided under the Prior Advisory Agreement with Kovitz.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and

Additional Information (Unaudited) (continued)

consistent with the terms of the New Agreements. In addition, the Board concluded that the Fund was likely to benefit from services to be provided under the New Agreements.

Fund Performance

The Board reviewed the performance of the Fund for periods ended September 30, 2025, presented in the Board meeting materials. The Board also noted various data and materials provided to the Board at prior meetings by Kovitz concerning Fund performance, including a comparison of the investment performance of the Fund to its benchmark index, as well as comparative fee information provided by an independent provider of investment company data.

The Board received information at the December 2025 Meeting, including the Adviser’s discussion of the Fund’s performance and took into account factors contributing to, the performance of the Fund relative to its benchmark and peers for the relevant period. The Board also took into account factors including general market conditions; the “style” in which the Fund is managed; issuer-specific information; and fund cash flows. The Board considered that the same portfolio manager would continue to be responsible for the day-to-day management of the Fund’s portfolio until the completion of the Reorganization.

Based on these considerations, it was the consensus of the Board that it was reasonable to conclude that the Adviser has the ability to manage the Fund successfully from a performance standpoint.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of the Fund that is being paid to Kovitz and the Fund’s total net expense ratio. The Board considered that the advisory fee for the Fund would not change under the New Agreements with the Adviser.

The Board also took into account that Kovitz had contractually agreed to limit the annual expense ratio for the Fund to no more than 1.00%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board also noted that the Adviser would continue such Expense Cap for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation to be paid to the Adviser under the New Agreements was reasonable.

Profitability

The Board received and considered information concerning Kovitz’s costs of managing the Fund and the Adviser’s estimated profitability, if any, with respect to its provision of services to the Fund. Based on its review, the Board determined that the potential profits that the Adviser may receive from services to be provided to the Fund, if any, were not excessive.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to the Fund if the Fund grows. The Board also considered that the

Additional Information (Unaudited) (continued)

Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In addition, the Board took into account management’s discussion of the Fund’s fee structure and current size, as well as its prospects for growth. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing the Fund as a percentage of assets under management would be expected to decrease if the Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached.

The Board concluded that the Adviser’s proposed fee arrangements with respect to the Fund, which were the same as under the Prior Advisory Agreement, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser may receive as a result of its relationship with the Fund. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Adviser are unreasonable.

Conclusion

At the December 2025 Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees acting separately, concluded that the approval of the New Agreements with respect to the Fund was in the best interest of the Fund and its shareholders.

FORT PITT CAPITAL TOTAL RETURN FUND

c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INVESTMENT ADVISER

Focus Partners Wealth, LLC

190 Carondelet Plaza, Suite 600

St. Louis, MO 63105

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

CUSTODIAN

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Blank Rome LLP

1271 Avenue Of The Americas

New York, New York 10020

This report has been prepared for shareholders and may be
distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s
Form N-PORT is also available, upon request, by calling 1-866-688-8775.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not Applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable

(a)(5)	Not Applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	7/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	7/9/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	7/9/2026